Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Issued shares, Balance		1,448,659,067	1,574,120,900	1,574,120,900
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,832)	(125,461,833)	(250,923,665)
Issued shares, Balance	1,448,659,067	1,323,197,235	1,448,659,067	1,574,120,900
Treasury stock shares, Balance		125,524,000	250,923,665	250,844,167
Acquisition of treasury stock under resolution of the board of directors		99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	111,369	64,112	111,369	130,382
Resale of treasury stock to holders of less-than-one-unit shares		(28,668)	(49,201)	(50,884)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,832)	(125,461,833)	(250,923,665)
Treasury stock shares, Balance	125,524,000	99,431,812	125,524,000	250,923,665